Expense Example - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND	Sep. 30, 2025 USD ($)
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 440
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,167
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,443
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	993
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class R6) | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393